Note 11 - Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31, 2015
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive loss:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding losses arising during period	$(17,074,720)	$(5,805,405)	$(11,269,315)
Reclassification adjustment for gains included in income	(735,567)	(250,093)	(485,474)
Adjustment for effect of deferred acquisition costs	462,249	157,165	305,084
Net unrealized losses on investments	(17,348,038)	(5,898,333)	(11,449,705)
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(1,515,949)	(515,422)	(1,000,527)
Amortization of actuarial net loss in net periodic pension cost	762,233	259,159	503,074
Net change in defined benefit pension plan	(753,716)	(256,263)	(497,453)

Total other comprehensive loss	$(18,101,754)	$(6,154,596)	$(11,947,158)
	Year Ended December 31, 2014
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive income:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains arising during period	$12,863,346	$4,356,021	$8,507,325
Reclassification adjustment for gains included in income	(710,632)	(224,098)	(486,534)
Adjustment for effect of deferred acquisition costs	(293,231)	(99,699)	(193,532)
Net unrealized gains on investments	11,859,483	4,032,224	7,827,259
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(3,231,218)	(1,098,614)	(2,132,604)
Amortization of actuarial net loss in net periodic pension cost	390,413	132,740	257,673
Net change in defined benefit pension plan	(2,840,805)	(965,874)	(1,874,931)

Total other comprehensive income	$9,018,678	$3,066,350	$5,952,328

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Gains	Defined	Accumulated
	(Losses) on	Benefit	Other
	Available-For-Sale	Pension	Comprehensive
	Securities	Plans	Income
For the year ended December 31, 2015:
Beginning balance	$17,743,407	$(5,039,088)	$12,704,319
Other comprehensive loss before reclassifications	(10,964,231)	(1,000,527)	(11,964,758)
Amounts reclassified from accumulated other comprehensive income	(485,474)	503,074	17,600
Net current period other comprehensive loss	(11,449,705)	(497,453)	(11,947,158)
Ending balance	$6,293,702	$(5,536,541)	$757,161

For the year ended December 31, 2014:
Beginning balance	$9,916,148	$(3,164,157)	$6,751,991
Other comprehensive income (loss) before reclassifications	8,313,793	(2,132,604)	6,181,189
Amounts reclassified from accumulated other comprehensive income	(486,534)	257,673	(228,861)
Net current period other comprehensive income (loss)	7,827,259	(1,874,931)	5,952,328
Ending balance	$17,743,407	$(5,039,088)	$12,704,319

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31,
Reclassification Adjustments	2015	2014
Unrealized gains on available-for-sale securities:
Realized gains on sale of securities (a)	$735,567	$710,632
Income tax expense (c)	(250,093)	(224,098)
Net of tax	485,474	486,534

Defined benefit pension plans:
Amortization of actuarial net loss (b)	(762,233)	(390,413)
Income tax benefit (c)	259,159	132,740
Net of tax	(503,074)	(257,673)

Total reclassifications for the period	$(17,600)	$228,861